BANK LOAN (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Debt Disclosure [Abstract]
Maturities on bank loan
12 months ending:
June 30, 2019	$7,751
June 30, 2020	226,800
$234,551

Years ending:
March 31, 2019	$7,497
March 31, 2020	228,916
$236,413